Stockholders’ Deficit (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 22, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Deficit (Details) [Line Items]
Authorized share		1,000,000	1,000,000	1,000,000
Authorized share (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares
Preferred shares
Common stock shares outstanding		6,100,945
Voted shares
Shares issued		1,000,945
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Authorized share		200,000,000	200,000,000	200,000,000
Stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued		6,100,945	24,000,000
Common stock shares outstanding			24,000,000
Common stock issued		5,100,000	0	0
Shares outstanding		5,100,000	0	0
Voted shares			one
Outstanding shares		20.00%
Shares issued		10,426,000	24,000,000	24,000,000
Shares outstanding		1,000,945	24,000,000	24,000,000
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Authorized share		20,000,000	20,000,000	20,000,000
Stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Conversion of stock shares issued	5,100,000
Common stock issued		900,000	6,000,000	6,000,000
Shares outstanding		900,000	6,000,000	6,000,000
Voted shares			one
Class B Common Stock [Member] | Maximum [Member]
Stockholders’ Deficit (Details) [Line Items]
Outstanding shares			20.00%